EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax Small Cap Fund, Pax ESG Beta Quality Fund, Global Environmental Markets Fund and Pax High Yield Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 29, 2018 (SEC Accession No. 0001398344-16-014384).